UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09151
Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust                                                                   as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 5.3%
$440	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$456,544
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	506,090
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	505,145
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	667,129
		$2,134,908
Education — 1.6%
$600	Philadelphia Higher Education Facilities Authority, (Chestnut Hill College), Prerefunded to 10/1/09, 6.00%, 10/1/29	$635,592
		$635,592
Electric Utilities — 3.2%
$600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$652,230
600	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	611,976
		$1,264,206
Escrowed / Prerefunded — 15.7%
$600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$660,810
600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	664,404
1,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	1,583,190
750	Lancaster County, Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	817,575
925	Montgomery County Higher Education and Health Authority, (Foulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/30	992,183
1,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,554,735
		$6,272,897

Hospital — 14.4%
$1,000	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$907,360
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,257,487
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	940,170
500	Monroe County Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	557,945
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	903,601
740	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	676,922
500	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	520,975
		$5,764,460
Housing — 14.3%
$525	Allegheny County, Residential Finance Authority, Single Family Mortgages, 4.95%, 11/1/37	$500,099
1,260	Allegheny County, Residential Finance Authority, Single Family Mortgages, 5.00%, 5/1/35	1,220,461
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	915,120
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,162,872
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	945,150
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	982,690
		$5,726,392
Industrial Development Revenue — 9.0%
$500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	$502,330
1,000	Pennsylvania Economic Development Financing Authority, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,065,140
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	461,055
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,550,543
		$3,579,068
Insured-Education — 21.7%
$925	Cumberland County, Municipal College Authority, (Dickinson College), (MBIA), 4.50%, 5/1/37	$872,497
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (5)	1,957,494

$1,000	Northampton County Higher Education Facilities Authority, (Lafayette College), (MBIA), 5.00%, 11/1/27	$1,005,120
1,000	Pennsylvania Higher Education Facilities Authority, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,013,200
2,000	Pennsylvania Higher Education Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,014,820
1,800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (1)	1,816,434
		$8,679,565
Insured-Electric Utilities — 14.8%
$1,380	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27 (1)	$1,382,121
1,801	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	1,897,038
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	2,633,959
		$5,913,118
Insured-Escrowed / Prerefunded — 13.9%
$1,000	Allegheny County, Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/24	$1,062,670
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	693,030
2,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	2,604,810
2,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,178,940
		$5,539,450
Insured-General Obligations — 8.0%
$2,000	Philadelphia, (FSA), 5.00%, 3/15/28	$2,024,180
1,000	Puerto Rico, (FSA), Variable Rate, 7.642%, 7/1/27 (2)(3)	1,150,560
		$3,174,740
Insured-Hospital — 16.8%
$510	Dauphin County, General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	$515,615
500	Delaware County, General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	500,405
1,190	Erie County, Hospital Authority, (Hamot Health Foundation), (CIFG), 4.75%, 11/1/32	1,146,767
1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,532,115

$3,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	$3,018,120
		$6,713,022
Insured-Special Tax Revenue — 7.3%
$1,000	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,012,940
9,870	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	871,718
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	255,832
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	481,663
2,100	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	286,671
		$2,908,824
Insured-Transportation — 11.3%
$1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	$1,012,850
500	Philadelphia, Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	501,885
1,005	Philadelphia, Parking Authority, (AMBAC), 5.25%, 2/15/29	1,028,648
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	1,950,978
		$4,494,361
Insured-Water and Sewer — 2.2%
$500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	$519,945
360	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31	364,223
		$884,168
Senior Living / Life Care — 5.4%
$1,000	Cliff House Trust (AMT), 6.625%, 6/1/27 (4)	$682,830
500	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	505,005
500	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	513,250
200	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	189,252
300	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	274,728
		$2,165,065

Transportation — 5.2%
$1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,214,136
105	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	104,495
485	Erie, Municipal Airport Authority, (AMT), 5.875%, 7/1/16	482,978
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	277,150
		$2,078,759
Total Tax-Exempt Investments — 170.1% (identified cost $65,775,840)		$67,928,595
Other Assets, Less Liabilities — (13.7)%		$(5,491,891)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.4)%		$(22,492,973)
Net Assets Applicable to Common Shares — 100.0%		$39,943,731

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 56.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 17.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $1,150,560 or 2.9% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.
(4)	Security is in default with respect to scheduled principal payments.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial future contracts.

A summary of financial instruments at August 31, 2007 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	$925,000	5.732%	3-month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(37,117)
Lehman Brothers, Inc.	$1,825,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(10,395)
Lehman Brothers, Inc.	$2,500,000	3,896%	USD-BMA Municipal Swap Index	October 23, 2007/ October 23, 2037	$96,216
					$48,704

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest rate payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,517,064
Gross unrealized appreciation	$2,982,607
Gross unrealized depreciation	(756,856)
Net unrealized appreciation	$2,225,751

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2007